Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant joint operations [line items]
Current assets	$ 23,373	$ 35,130
Non-current assets	77,488	76,863	$ 95,950
Total assets	100,861	111,993	$ 117,006
Joint operations [member]
Disclosure of significant joint operations [line items]
Current assets	1,946	2,445
Non-current assets	35,682	36,144
Total assets	$ 37,628	$ 38,589